SEGMENT REPORTING (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) segment	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) segment
SEGMENT REPORTING
Number of operating segments | segment	4	4		5
Total revenue	¥ 11,425,836	$ 1,792,963	¥ 10,528,234	¥ 10,481,001
Cost of revenue	11,625,224	1,824,251	10,285,952	9,927,990
Gross profit	(199,388)	(31,288)	242,282	553,011
Net (loss) income	209,628	32,896	(2,051,224)	(219,068)
Capital
SEGMENT REPORTING
Total revenue	117,622	18,457	142,506	124,835
Capital | Revision of Prior Period, Adjustment [Member]
SEGMENT REPORTING
Total revenue			68,515	80,368
Express delivery | Capital | Revision of Prior Period, Adjustment [Member]
SEGMENT REPORTING
Total revenue			49,236	55,244
Freight delivery
SEGMENT REPORTING
Cost of revenue	5,557,115	872,033	5,063,236	4,934,937
Freight delivery | Capital | Revision of Prior Period, Adjustment [Member]
SEGMENT REPORTING
Total revenue			19,279	25,124
Supply chain management
SEGMENT REPORTING
Cost of revenue	1,741,832	273,331	1,846,901	2,052,006
Other
SEGMENT REPORTING
Cost of revenue	3,067,766	481,399	2,500,082	2,569,643
Global
SEGMENT REPORTING
Cost of revenue	1,258,511	197,488	875,733	371,404
Operating segment
SEGMENT REPORTING
Total revenue	11,425,836	1,792,963	10,528,234	10,481,001
Cost of revenue	11,625,224	1,824,251	10,285,952	9,927,990
Gross profit	(199,388)	(31,288)	242,282	553,011
Net (loss) income	(1,263,861)	(198,327)	(1,028,434)	(412,395)
Operating segment | Freight delivery
SEGMENT REPORTING
Total revenue	5,445,311	854,488	5,183,161	5,258,666
Cost of revenue	5,567,072	873,595	5,070,567	4,944,124
Gross profit	(121,761)	(19,107)	112,594	314,542
Net (loss) income	(457,451)	(71,784)	(188,184)	38,608
Operating segment | Supply chain management
SEGMENT REPORTING
Total revenue	1,820,239	285,635	1,912,323	2,198,271
Cost of revenue	1,746,967	274,137	1,846,901	2,058,937
Gross profit	73,272	11,498	65,422	139,334
Net (loss) income	(103,387)	(16,223)	(175,072)	(122,312)
Operating segment | Other
SEGMENT REPORTING
Total revenue	3,347,777	525,339	2,893,014	3,130,117
Cost of revenue	3,434,020	538,872	2,730,658	2,998,661
Gross profit	(86,243)	(13,533)	162,356	131,456
Net (loss) income	(341,117)	(53,529)	(103,710)	11,804
Operating segment | Global
SEGMENT REPORTING
Total revenue	1,194,146	187,388	777,657	336,874
Cost of revenue	1,258,802	197,534	875,734	371,404
Gross profit	(64,656)	(10,146)	(98,077)	(34,530)
Net (loss) income	(267,902)	(42,040)	(251,511)	(167,600)
Inter-segment
SEGMENT REPORTING
Total revenue	(381,637)	(59,887)	(237,921)	(442,927)
Cost of revenue	(381,637)	(59,887)	(237,908)	(445,136)
Gross profit			(13)	2,209
Unallocated
SEGMENT REPORTING
Net (loss) income	¥ (94,004)	$ (14,751)	¥ (309,957)	¥ (172,895)